NET LOANS RECEIVABLE (Schedule of Recorded Investment and Number of Modifications for Modified Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013 Troubled Debt Restructurings Home Equity Lines Of Credit [Member]	Jun. 30, 2013 Troubled Debt Restructurings That Subsequently Defaulted Home Equity Lines Of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of contracts			1
Pre-Modification Outstanding Recorded Investment	$ 150		$ 150
Post-Modification Outstanding Recorded Investment			$ 150